Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001064642
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 02, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2022
Prospectus Date	rr_ProspectusDate	Oct. 31, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A